OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Other Long Term Liabilities [Abstract]
Summary of Brookfield Renewables Other Long-term Assets
Brookfield Renewable’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2024	2023
Long-term receivables		$396	$382
Contract asset		250	314
Restricted cash	22	177	81
Intangibles(1)		10	15
Due from related parties	29	8	135
Other		100	84
		$941	$1,011
(1)Relates to certain power generating facilities that operate under service concession arrangements.